Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

Accenture Ltd	     Common    G1150G111    104714   1733098  SH	  Sole
Allergan	     Common    018490102    102665   1233218  SH          Sole
Apple Inc            Common    037833100    155990    464713  SH          Sole
BMC Software Inc     Common    055921100     54127    989527  SH          Sole
Bard (C.R)	     Common    067383109    101466    923591  SH	  Sole
CH Robinson Inc	     Common    12541W209    100389   1273331  SH	  Sole
Coach Inc	     Common    189754104    108602   1698763  SH          Sole
Cognizant Tech Sol   Common    192446102    100124   1365201  SH          Sole
Google		     Common    38259P508     95654    188897  SH          Sole
Intuitive Surgical   Common    46120E602     55139    148179  SH          Sole
Mastercard	     Common    57636Q104    106349    352920  SH          Sole
Microsoft Corp       Common    594918104     79219   3046873  SH          Sole
Oracle Corp	     Common    68389X105    112596   3421323  SH          Sole
Qualcomm Inc         Common    747525103    120273   2117847  SH	  Sole
Starbucks Corp       Common    855244109    101146   2561305  SH          Sole
T Rowe Price Grp Inc Common    74144T108     71451   1184141  SH          Sole
Varian Medical Sys   Common    92220P105    107115   1529776  SH	  Sole